Loan Payable (Details Textual) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 22, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Jul. 10, 2018 USD ($)	Dec. 22, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%					8.00%
Other financial liabilities	$ 12,563,000
Financial liabilities, at fair value	12,695,000
Transaction costs on other financial liabilities	$ 132,000
Interest paid, classified as financing activities		$ 546,000	$ 25,000	$ 0
Interest payable		679,000	28,000
Gains (losses) on exchange differences on translation, net of tax		$ 556,000	$ 148,000
Resource Capital Fund VI L.P. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 10	$ 10